Liability for Future Policy Benefits (Benefit Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Other adjustments	$ 79,505	$ 20,643	$ (3,952)
Other Businesses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	1,474	1,765
Balance after transition, at current discount rate	1,447	1,474	1,765
Total
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	17,928,959	18,656,760
Balance after transition, at current discount rate	18,310,988	17,928,959	18,656,760
Term Life
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	10,414,703	10,927,833	10,911,794
Effect of cumulative changes in discount rate assumptions, beginning of period	567,443	225,711	554,896
Balance at original discount rate, beginning of period	10,982,146	11,153,544	11,466,690
Effect of assumption update		(207,935)	21,466	$ (790)
Effect of actual variances from expected experiences and other activity		(165,564)	(219,878)	(200,513)
Adjusted balance, beginning of period		10,608,647	10,955,132	11,265,387
Issuances	785,281	827,606	712,495
Net Premium / Consideration Collected	(1,301,943)	(1,319,501)	(1,345,514)
Interest accural	511,138	511,817	521,176
Other adjustments	(226,656)	7,092
Balance at original discount rate, end of period	10,376,467	10,982,146	11,153,544
Effect of cumulative changes in discount rate assumptions, end of period	(292,273)	(567,443)	(225,711)
Balance, end of period	10,084,194	10,414,703	10,927,833
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	17,689,399	18,426,207	17,835,251
Effect of cumulative changes in discount rate assumptions, beginning of period	1,091,673	331,571	962,035
Balance at original discount rate, beginning of period	18,781,072	18,757,778	18,797,286
Effect of assumption update		(332,969)	21,480	(1,044)
Effect of actual variance from expected experience and other activity		(224,159)	(259,137)	(263,243)
Adjusted balance, beginning of period		18,223,944	18,520,121	18,532,999
Issuances	785,281	827,606	712,495
Interest accrual	902,570	893,983	895,023
Benefit Payments	(1,365,376)	(1,471,863)	(1,386,583)
Other adjustments	60,282	11,225	3,844
Balance at original discount rate, end of period	18,606,701	18,781,072	18,757,778
Effect of cumulative changes in discount rate assumptions, end of period	(574,785)	(1,091,673)	(331,571)
Balance after transition, at current discount rate	18,031,916	17,689,399	18,426,207
Balance, end of period, pre-flooring	7,947,722	7,274,696	7,498,374
Flooring impact, end of period	566	44	44
Balance, end of period, post-flooring	7,948,288	7,274,740	7,498,418
Less: Reinsurance Recoverable	7,170,499	6,753,842	6,817,488
Balance after transition, net of reinsurance recoverable	777,789	520,898	680,930
Term Life | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums	22,036,916	21,815,010	21,871,767
Discounted expected future gross premiums (at original discount rate)	14,871,462	14,889,078	15,027,611
Discounted expected future gross premiums (at current discount rate)	14,532,537	14,154,658	14,748,999
Undiscounted expected future benefits and expenses	$ 28,846,500	$ 29,163,241	$ 29,118,532
Weighted-average duration of the liability in years (at original discount rate)	9 years	10 years	10 years
Weighted-average duration of the liability in years (at current discount rate)	9 years	9 years	10 years
Weighted-Average Interest Rate (At Original Discount Rate)	5.10%	5.13%	5.17%
Weighted-average interest rate (at current discount rate)	5.27%	5.59%	4.99%
Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	$ 0	$ 0	$ 0
Effect of cumulative changes in discount rate assumptions, beginning of period	0	0	0
Balance at original discount rate, beginning of period	0	0	0
Effect of assumption update		0	0	0
Effect of actual variances from expected experiences and other activity		110	58	(989)
Adjusted balance, beginning of period		110	58
Issuances	48,472	35,717	36,646
Net Premium / Consideration Collected	(48,582)	(35,775)	(35,657)
Interest accural	0	0	0
Other adjustments	0	0
Balance at original discount rate, end of period	0	0	0
Effect of cumulative changes in discount rate assumptions, end of period	0	0	0
Balance, end of period	0	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	238,086	228,788	204,727
Effect of cumulative changes in discount rate assumptions, beginning of period	19,442	19,521	24,876
Balance at original discount rate, beginning of period	257,528	248,309	229,603
Effect of assumption update		22	(3,643)	0
Effect of actual variance from expected experience and other activity		4,279	502	6,991
Adjusted balance, beginning of period		261,829	245,168	236,594
Issuances	48,472	35,717	36,646
Interest accrual	10,656	9,119	8,440
Benefit Payments	(36,560)	(32,225)	(33,287)
Other adjustments	(186)	(251)	(84)
Balance at original discount rate, end of period	284,211	257,528	248,309
Effect of cumulative changes in discount rate assumptions, end of period	(6,586)	(19,442)	(19,521)
Balance after transition, at current discount rate	277,625	238,086	228,788
Balance, end of period, pre-flooring	277,625	238,086	228,788
Flooring impact, end of period	0	0	0
Balance, end of period, post-flooring	277,625	238,086	228,788
Less: Reinsurance Recoverable	22,913	20,516	18,489
Balance after transition, net of reinsurance recoverable	254,712	217,570	210,299
Fixed Annuities | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums	0	0	0
Discounted expected future gross premiums (at original discount rate)	0	0	0
Discounted expected future gross premiums (at current discount rate)	0	0	0
Undiscounted expected future benefits and expenses	$ 380,345	$ 346,892	$ 332,902
Weighted-average duration of the liability in years (at original discount rate)	6 years	7 years	7 years
Weighted-average duration of the liability in years (at current discount rate)	6 years	6 years	6 years
Weighted-Average Interest Rate (At Original Discount Rate)	4.20%	3.94%	3.70%
Weighted-average interest rate (at current discount rate)	5.13%	5.49%	4.95%
Fixed Annuity
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Adjusted balance, beginning of period				(989)
Term Life and Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period	$ 10,414,703	$ 10,927,833	$ 10,911,794
Effect of cumulative changes in discount rate assumptions, beginning of period	567,443	225,711	554,896
Balance at original discount rate, beginning of period	10,982,146	11,153,544	11,466,690
Effect of assumption update		(207,935)	21,466	(790)
Effect of actual variances from expected experiences and other activity		(165,454)	(219,820)	(201,502)
Adjusted balance, beginning of period		10,608,757	10,955,190	11,264,398
Issuances	833,753	863,323	749,141
Net Premium / Consideration Collected	(1,350,525)	(1,355,276)	(1,381,171)
Interest accural	511,138	511,817	521,176
Other adjustments	(226,656)	7,092
Balance at original discount rate, end of period	10,376,467	10,982,146	11,153,544
Effect of cumulative changes in discount rate assumptions, end of period	(292,273)	(567,443)	(225,711)
Balance, end of period	10,084,194	10,414,703	10,927,833
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period	17,927,485	18,654,995	18,039,978
Effect of cumulative changes in discount rate assumptions, beginning of period	1,111,115	351,092	986,911
Balance at original discount rate, beginning of period	19,038,600	19,006,087	19,026,889
Effect of assumption update		(332,947)	17,837	(1,044)
Effect of actual variance from expected experience and other activity		(219,880)	(258,635)	(256,252)
Adjusted balance, beginning of period		18,485,773	18,765,289	$ 18,769,593
Issuances	833,753	863,323	749,141
Interest accrual	913,226	903,102	903,463
Benefit Payments	(1,401,936)	(1,504,088)	(1,419,870)
Other adjustments	60,096	10,974	3,760
Balance at original discount rate, end of period	18,890,912	19,038,600	19,006,087
Effect of cumulative changes in discount rate assumptions, end of period	(581,371)	(1,111,115)	(351,092)
Balance after transition, at current discount rate	18,309,541	17,927,485	18,654,995
Balance, end of period, pre-flooring	8,225,347	7,512,782	7,727,162
Flooring impact, end of period	566	44	44
Balance, end of period, post-flooring	8,225,913	7,512,826	7,727,206
Less: Reinsurance Recoverable	7,193,412	6,774,358	6,835,977
Balance after transition, net of reinsurance recoverable	$ 1,032,501	738,468	891,229
Nonparticipating Traditional and Limited-Pay Business
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Loss in net income		28,000	31,000
Gain in net income		$ 29,000	$ 30,000